Income Taxes - Schedule of Tax (Expense) Benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
United Kingdom	$ 2.0	$ (87.0)	$ (44.0)
Foreign	(178.0)	(94.0)	(146.0)
Total current tax (expense) benefit	(176.0)	(181.0)	(190.0)
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
United Kingdom	114.0	25.0	(53.0)
Foreign	156.0	9.0	133.0
Total deferred tax (expense) benefit	270.0	34.0	80.0
Total income tax (expense) benefit	$ 93.8	$ (146.8)	$ (109.7)